SCHEDULE OF LOAN PAYABLES - EIDL (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total loans payables, EIDL	$ 412,639	$ 415,414	$ 425,865
Less - current portion	(8,232)	(10,924)	(10,526)
Total loans payables, EIDL, less current portion	404,407	404,490	415,339
Global AA Group, Inc. [Member]
Total loans payables, EIDL	137,702	138,616	142,104
Global BB Group, Inc. [Member]
Total loans payables, EIDL	137,719	138,661	142,119
Global JJ Group, Inc. [Member]
Total loans payables, EIDL	$ 137,218	$ 138,137	$ 141,642